LONG-TERM INVESTMENTS, NET - Equity Method Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
LONG TERM INVESTMENT, NET
Cost of investments	¥ 751,232	¥ 750,129		¥ 258,737
Share equity gain (loss)	(29,643)	(8,506)		(31,785)
Impairment of receivables from equity investees	3,495	(3,495)		(3,495)
Investment in an equity investee	718,094	738,128	$ 738,128	223,457
Cost of investments incurred during the period	1,103	491,392
Share equity gain (loss) incurred during the period	7,967	3,279
Distribution/derecognize of share equity (gain)loss	(29,104)	20,000
Jingliang Inter Cloud
LONG TERM INVESTMENT, NET
Cost of investments		6,000		6,000
Share equity gain (loss)		(5,019)		(5,017)
Investment in an equity investee		981		983
Share equity gain (loss) incurred during the period	(67)	(2)
Distribution/derecognize of share equity (gain)loss	(914)
Jingliang Century Cloud
LONG TERM INVESTMENT, NET
Cost of investments		4,000		4,000
Investment in an equity investee		4,000		4,000
Share equity gain (loss) incurred during the period	(439)
Distribution/derecognize of share equity (gain)loss	(3,561)
ZJK Energy
LONG TERM INVESTMENT, NET
Cost of investments	5,907	5,907		5,907
Share equity gain (loss)	(3,117)	(3,845)		(3,800)
Investment in an equity investee	2,790	2,062		2,107
Share equity gain (loss) incurred during the period	728	(45)
WiFire Entities
LONG TERM INVESTMENT, NET
Cost of investments				20,000
Share equity gain (loss)				(20,000)
Cost of investments incurred during the period		(20,000)
Distribution/derecognize of share equity (gain)loss		20,000
Qidi Chengxin
LONG TERM INVESTMENT, NET
Cost of investments		3,930		3,930
Share equity gain (loss)		(452)		(333)
Investment in an equity investee		3,478		3,597
Share equity gain (loss) incurred during the period	(24)	(119)
Distribution/derecognize of share equity (gain)loss	(3,454)
BJ Chaohulian
LONG TERM INVESTMENT, NET
Cost of investments	5,000	5,000		5,000
Share equity gain (loss)	(1,505)	(1,505)		(1,505)
Impairment of receivables from equity investees	3,495	(3,495)		(3,495)
Dexin Tonglian
LONG TERM INVESTMENT, NET
Cost of investments	3,000	3,000		3,000
Share equity gain (loss)	(835)	(808)		(333)
Investment in an equity investee	2,165	2,192		2,667
Share equity gain (loss) incurred during the period	(27)	(475)
SH Edge Interchange
LONG TERM INVESTMENT, NET
Cost of investments		900		900
Share equity gain (loss)		(900)		(797)
Investment in an equity investee				103
Cost of investments incurred during the period	1,100
Share equity gain (loss) incurred during the period		(103)
Distribution/derecognize of share equity (gain)loss	(1,100)
Changzhou Gaoxin
LONG TERM INVESTMENT, NET
Cost of investments	698,392	698,392		210,000
Share equity gain (loss)	14,747	5,107
Investment in an equity investee	713,139	703,499		¥ 210,000
Cost of investments incurred during the period		488,392
Share equity gain (loss) incurred during the period	9,640	5,107
Zhuhai Private
LONG TERM INVESTMENT, NET
Cost of investments		23,000
Share equity gain (loss)		(1,084)
Investment in an equity investee		21,916
Cost of investments incurred during the period		23,000
Share equity gain (loss) incurred during the period	(1,841)	¥ (1,084)
Distribution/derecognize of share equity (gain)loss	(20,075)
BJ Xingshulian
LONG TERM INVESTMENT, NET
Cost of investments	3
Share equity gain (loss)	(3)
Cost of investments incurred during the period	3
Share equity gain (loss) incurred during the period	¥ (3)